Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39007
Entity Registrant Name	Borr Drilling Limited
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	S.E. Pearman Building
Entity Address, Address Line Two	2nd Floor 9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Title of 12(b) Security	Common shares of par value $0.05 per share
Trading Symbol	BORR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	218,858,990
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001715497
Document Accounting Standard	U.S. GAAP
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	2nd Floor 9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	737-0152
Contact Personnel Name	Georgina Sousa